Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.87541%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,907,397.72

Principal:
Principal Collections	$30,058,407.18
Prepayments in Full	$16,416,326.04
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$46,474,733.22
Collections	$52,382,130.94

Purchase Amounts:
Purchase Amounts Related to Principal	$235,872.35
Purchase Amounts Related to Interest	$1,345.39
Sub Total	$237,217.74

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,619,348.68

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,619,348.68
Servicing Fee	$1,202,816.73	$1,202,816.73	$0.00	$0.00	$51,416,531.95
Interest - Class A-1 Notes	$987,566.67	$987,566.67	$0.00	$0.00	$50,428,965.28
Interest - Class A-2a Notes	$989,266.67	$989,266.67	$0.00	$0.00	$49,439,698.61
Interest - Class A-2b Notes	$783,388.00	$783,388.00	$0.00	$0.00	$48,656,310.61
Interest - Class A-3 Notes	$1,700,475.00	$1,700,475.00	$0.00	$0.00	$46,955,835.61
Interest - Class A-4 Notes	$228,750.00	$228,750.00	$0.00	$0.00	$46,727,085.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,727,085.61
Interest - Class B Notes	$156,077.60	$156,077.60	$0.00	$0.00	$46,571,008.01
Second Priority Principal Payment	$15,763,165.85	$15,763,165.85	$0.00	$0.00	$30,807,842.16
Interest - Class C Notes	$111,687.33	$111,687.33	$0.00	$0.00	$30,696,154.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,696,154.83
Regular Principal Payment	$249,236,834.15	$30,696,154.83	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,619,348.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$15,763,165.85
Regular Principal Payment					$30,696,154.83
Total					$46,459,320.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$46,459,320.68	$175.32	$987,566.67	$3.73	$47,446,887.35	$179.05
Class A-2a Notes	$0.00	$0.00	$989,266.67	$3.79	$989,266.67	$3.79
Class A-2b Notes	$0.00	$0.00	$783,388.00	$3.92	$783,388.00	$3.92
Class A-3 Notes	$0.00	$0.00	$1,700,475.00	$3.69	$1,700,475.00	$3.69
Class A-4 Notes	$0.00	$0.00	$228,750.00	$3.66	$228,750.00	$3.66
Class B Notes	$0.00	$0.00	$156,077.60	$3.95	$156,077.60	$3.95
Class C Notes	$0.00	$0.00	$111,687.33	$4.25	$111,687.33	$4.25
Total	$46,459,320.68	$35.31	$4,957,211.27	$3.77	$51,416,531.95	$39.08

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$265,000,000.00	1.0000000	$218,540,679.32	0.8246818
Class A-2a Notes	$261,250,000.00	1.0000000	$261,250,000.00	1.0000000
Class A-2b Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,315,780,000.00	1.0000000	$1,269,320,679.32	0.9646907

Pool Information
Weighted Average APR	4.921%	4.928%
Weighted Average Remaining Term	55.81	55.02
Number of Receivables Outstanding	40,320	39,725
Pool Balance	$1,443,380,079.18	$1,396,669,056.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,315,788,149.11	$1,273,716,834.15
Pool Factor	1.0000000	0.9676378

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$122,952,222.34
Targeted Overcollateralization Amount	$166,928,550.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$127,348,377.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		30	$417.12
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$417.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0004%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		30	$417.12
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$417.12
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$13.90
Average Net Loss for Receivables that have experienced a Realized Loss			$13.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.32%	114	$4,460,614.93
61-90 Days Delinquent	0.00%	1	$47,877.49
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.32%	115	$4,508,492.42

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0025%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0034%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	November 2023
Payment Date	12/15/2023
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$3,437,401.83
2 Months Extended	80	$3,558,145.93
3+ Months Extended	8	$394,839.86

Total Receivables Extended	167	$7,390,387.62
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,250.0	89.8%
Class B Notes	39.5	2.8
Class C Notes	26.3	1.9
Residual Interest	76.5	5.5

Total	$1,392.2	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $69.61M, according to Regulation RR
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer